UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-04760

DWS ADVISOR FUNDS

(FORMERLY SCUDDER ADVISOR FUNDS)

(Exact Name of Registrant as Specified in Charter)

One South Street, Baltimore, Maryland 21202

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/05

ITEM 1.	REPORT TO STOCKHOLDERS

NY Tax Free Money Fund Investment
Tax Free Money Fund Investment
Annual Report
to Shareholders
December 31, 2005

Contents

3	Portfolio Management Review
8	Information About Each Fund’s Expenses
11	Portfolio Summary
12	Investment Portfolios
20	Financial Statements
24	Financial Highlights
26	Notes to Financial Statements
33	Report of Independent Registered Public Accounting Firm
34	Tax Information
35	Investment Management Agreement Approval
43	Trustees and Officers
47	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the funds’ objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the funds. Please read the prospectus carefully before you invest.
An investment in these funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Please read each fund’s prospectus for specific details regarding its risk profile.
DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Deutsche Bank Trust Company Americas and DWS Trust Company.
Fund shares are not FDIC-insured and are not deposits or other obligations of, or guaranteed by, any bank. Fund shares involve investment risk, including possible loss of principal.
2   Investment Funds

Portfolio Management Review

Investment Funds: A Team Approach to Investing
Deutsche Asset Management, Inc. (“DeAM, Inc” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for NY Tax-Free Money Fund Investment and Tax Free Money Fund Investment, each a series of DWS Advisor Funds (the “Trust”) DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. DeAM, Inc. is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.
Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
DeAM, Inc. is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.
A group of investment professionals is responsible for the day-to-day management of each fund.
In the following interview, Lead Portfolio Manager Sonelius Kendrick-Smith discusses the market environment and the portfolio management team’s approach to managing the funds during the most recent fiscal year.

Q: Will you discuss the market environment for the funds during the year ended December 31, 2005?

A: During the year ended December 31, 2005, the US Federal Reserve (the Fed) continued its recent policy of increasing short-term interest rates in an attempt to undo the easing of monetary policy (i.e., the lowering of interest rates) that occurred through June 2004. In eight increments of 0.25%, the policymakers raised the federal funds rate — the interest rate banks charge when they lend each other money overnight — to 4.25%.
Investment Funds    3

Despite these increases in the federal funds rate, longer-term yields remained low, creating a yield curve — an economic graph with a line going from left to right, showing how high or low yields are from the shortest to the longest maturities — that was atypically flat. (Typically, the line rises from left to right as investors who are willing to tie up their money for a longer period of time are rewarded with higher yields.)

Throughout the year, the Fed repeatedly said that its monetary policy remained “accommodative” to economic growth and that risks in the overall economy between inflation and deflation appeared to be balanced.

Indeed, over the period, the US economy showed resiliency despite two devastating hurricanes and continual increases in energy prices. As the year began, monthly job growth was the most important economic indicator for money markets. However, the focus gradually shifted to inflation, with economists and investors watching carefully for any signs of an increase. Going forward, the markets will likely watch for any changes in policy from incoming Fed Chairman Ben S. Bernanke.

At the end of December 2005, the one-year London Interbank Offered Rate (LIBOR) — the rate of interest at which banks borrow large volumes of funds from other banks in the international market, and the most widely used industry standard for measuring one-year money market rates — was at 4.84%, close to a four-year high. The premium level of the LIBOR (which is set by the market) over the federal funds rate (which is set by the Fed) was 4.25%, representing the market’s concern that the Fed may have to continue raising short-term interest rates to keep the economy’s growth moderate and prevent inflation.
4   Investment Funds

Q: How did the funds perform over its most recent fiscal year?

A: For the period ended December 31, 2005, the funds registered favorable performance. NY Tax Free Money Fund Investment achieved its stated objective of providing a high level of current income exempt from Federal and New York income taxes consistent with liquidity and the preservation of capital. Tax Free Money Fund Investment achieved its stated objective of providing a high level of current income exempt from Federal income tax consistent with liquidity and the preservation of capital.

Q: In light of market conditions during the period, what has been the strategy for the funds?

A: Over the period, we continued to focus on the highest-quality investments for the funds while seeking competitive yields across the municipal investment spectrum. We also maintained a cautious stance by targeting an average maturity similar to our peers. Each year, during “tax season,” tax-free money fund investors withdraw substantial amounts of money from the market to pay their tax bills. This year, tax-related selling pressure extended for a longer period than usual; we saw substantial withdrawals from March 2005 through May 2005. As a result of these sales, floating-rate issuers were forced to raise their rates to attract new investors. Our strategy during this time, which significantly boosted performance, was to increase the fund’s floating-rate position to take advantage of the increase in rates. The interest rate of floating-rate securities adjusts periodically based on indices such as the Bond Market Association Index of Variable Rate Demand Notes, which is a weekly high-grade market index consisting of seven-day tax-exempt variable rate demand notes produced by Municipal Market Data Group’s database of more than 10,000 active issues. Because the interest rates of these instruments adjust as market conditions change, they provide flexibility in an uncertain interest rate environment.
Investment Funds    5
Performance is historical and does not guarantee future results. Current performance may be lower or higher than the performance data quoted.

7-Day Current Yield — New York Tax Free Money Fund Investment

7-day
current
yield

December 31, 2005	2.62%*

December 31, 2004	1.16%*

*The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 2.42% as of December 31, 2005 and 0.98% for December 31, 2004.

7-Day Current Yield — Tax Free Money Fund Investment

7-day
current
yield

December 31, 2005	2.64%*

December 31, 2004	1.18%**

**The investment advisor has agreed to waive fees/reimburse expenses. Without such fee waivers/expense reimbursements the 7-day current yield would have been 2.50% as of December 31, 2005 and 1.01% for December 31, 2004.
Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the portfolio over a 7-day period expressed as an annual percentage rate of each fund’s shares outstanding. Please call the Service Center at 1-800-730-1313 for the product’s most recent month-end performance.

Q: What detracted from performance during the period?

A: In December, we kept additional cash on hand — as we do each year — to meet any tax-related redemptions as well as investors’ year-end liquidity needs. Keeping a larger percentage of assets in overnight liquid positions detracted somewhat from yield and total return.
6   Investment Funds

Q: Will you describe your management philosophy?

A: We continue our insistence on the highest credit quality within the funds. We also plan to maintain our conservative investment strategies and standards. We continue to apply a careful approach to investing on behalf of the funds and to seek a competitive yield for our shareholders.
The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover. The manager’s views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.
Investment Funds    7

Information About Each Fund’s Expenses

As an investor, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in each Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, each Fund limited these expenses; had it not done so, expenses would have been higher. The tables are based on an investment of $1,000 made at the beginning of the six-month period ended December 31, 2005.
The tables illustrate each Fund’s expenses in two ways:

■	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

■	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.
8   Investment Funds

NY Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2005
Actual Fund Return

Beginning Account Value 7/1/05	$1,000.00

Ending Account Value 12/31/05	$1,009.60

Expenses Paid per $1,000*	$3.75

Hypothetical 5% Fund Return

Beginning Account Value 7/1/05	$1,000.00

Ending Account Value 12/31/05	$1,021.48

Expenses Paid per $1,000*	$3.77

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

NY Tax Free Money Fund Investment	.74%

For more information, please refer to the Fund’s prospectus.
Investment Funds    9

Tax Free Money Fund Investment

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2005
Actual Fund Return

Beginning Account Value 7/1/05	$1,000.00

Ending Account Value 12/31/05	$1,009.80

Expenses Paid per $1,000*	$3.80

Hypothetical 5% Fund Return

Beginning Account Value 7/1/05	$1,000.00

Ending Account Value 12/31/05	$1,021.42

Expenses Paid per $1,000*	$3.82

*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratio

Tax Free Money Fund Investment	.75%

For more information, please refer to the Fund’s prospectus.
10   Investment Funds

Portfolio Summary

NY Tax Free Money Fund Investment

Asset Allocation	12/31/05	12/31/04

Municipal Investments	100%	100%

Weighted Average Maturity

NY Tax Free Money Fund Investment	26 days	9 days
iMoneyNet State Specific Retail Money Funds Average**	27 days	31 days

**	Category consists of only retail state tax-free and municipal money market funds.
Asset allocation is subject to change. For more complete details about the Fund’s holdings, see page 12. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.
Tax Free Money Fund Investment

Asset Allocation	12/31/05	12/31/04

Municipal Investments	100%	100%

Weighted Average Maturity

Tax Free Money Fund Investment	34 days	28 days
iMoneyNet National Retail Tax Free Money Funds Average*	31 days	34 days

*	Category consists of all national tax-free and municipal retail funds. Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds — 6 months & less, Put Bonds — over 6 months, AMT Paper, and Other Tax-Free holdings.
Asset allocation is subject to change. For more complete details about the Fund’s holdings, see page 15. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on the 15th day of the following month. Please see the Account Management Resources section for contact information.
Following the Funds’ fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC’s Web site at www.sec.gov, and it also may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling (800) SEC-0330.
Investment Funds    11

Investment Portfolios	as of December 31, 2005

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

Municipal Bonds and Notes 98.5%
New York 93.1%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, University of Albany Foundation Student Housing, Series A, 3.55% *, 11/1/2032 (a)	285,000	285,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, 3.59% *, 6/1/2022, KeyBank NA (b)	3,880,000	3,880,000
Islip, NY, Union Free School District 002, Tax Anticipation Notes, 3.5%, 6/29/2006	3,250,000	3,262,413
Long Island, NY, Power Authority, Electric System Revenue, Series 1A, 3.56% *, 5/1/2033, Bayerische Landesbank (b)	2,200,000	2,200,000
New York, Jay Street Development Corp., Centers Facility Lease Revenue, Series A-1, 3.47% *, 5/1/2022, Depfa Bank PLC (b)	1,915,000	1,915,000
New York, Metropolitan Transportation Authority Revenue:
Series B-16, 144A, 3.53% *, 11/15/2027	100,000	100,000
Series 1040, 144A, 3.54% *, 11/15/2020 (a)	1,100,000	1,100,000
Series 848-D, 144A, 3.55% *, 11/15/2021 (a)	2,490,500	2,490,500
New York, State Dormitory Authority Revenue:
Series A-09, 144A, 2.78% *, 5/15/2031 (a)	1,995,000	1,995,000
3.09%, 1/12/2006	500,000	500,000
3.1%, 1/11/2006	3,685,000	3,685,000
Series B09, 144A, 3.53% *, 3/15/2023 (a)	350,000	350,000
Series 1191, 144A, 3.55% *, 5/15/2013 (a)	2,800,000	2,800,000
New York, State Dormitory Authority Revenue, Mental Health Services, Series D-2A, 3.56% *, 2/15/2031 (a)	200,000	200,000
New York, State Dormitory Authority Revenue, North Shore-Long Island Jewish, Series A, 3.47% *, 11/1/2034, Citibank NA (b)	325,000	325,000
New York, State General Obligation:
2.8% *, 1/5/2006	2,000,000	2,000,000
Series B, 2.9% *, 3/15/2030, Dexia Credit Local France (b)	1,100,000	1,100,000
Series H-3, 3.5% *, 3/1/2034, Bank of New York (b)	1,000,000	1,000,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 3.57% *, 11/1/2036, Bank of New York (b)	2,000,000	2,000,000
New York, State Housing Finance Agency, Service Contract Revenue, Series D, 3.52% *, 3/15/2026, State Street Bank & Trust (b)	1,600,000	1,600,000
New York, State Power Authority, 3.1%, 1/11/2006	2,000,000	2,000,000
New York, State Power Authority Revenue & General Purpose, 2.8% *, 3/1/2016	1,000,000	1,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.54% *, 3/15/2025 (a)	3,285,000	3,285,000
The accompanying notes are an integral part of the financial statements.
12   Investment Funds

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

New York, Tobacco Settlement Financing Corp.:
Series R-2033, 144A, 3.56% *, 6/1/2021 (a)	1,970,000	1,970,000
Series R-6500, 144A, 3.56% *, 6/1/2021 (a)	2,235,000	2,235,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 3.58% *, 4/1/2032, Allied Irish Bank PLC (b)	1,505,000	1,505,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series F-2, 3.56% *, 6/15/2033	2,450,000	2,450,000
New York City, NY, Transitional Finance Authority Revenue, Series A-40, 144A, 3.53% *, 11/1/2026 (a)	970,000	970,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series A-1, 3.55% *, 11/15/2022	45,000	45,000
Series A, 3.55% *, 2/15/2030	3,300,000	3,300,000
New York City, NY, Transitional Finance Authority Revenue, NYC Recovery:
Series 3C, 3.48% *, 11/1/2022	200,000	200,000
Series 1A, 3.52% *, 11/1/2022	240,000	240,000
New York City, NY, Transitional Finance Authority, Stars Certificate, Series 2003-7, 144A, 3.54% *, 2/1/2029	2,400,000	2,400,000
New York, NY, General Obligation:
Series A-3, 3.52% *, 8/1/2031, BNP Paribas (b)	1,565,000	1,565,000
Series 1010, 144A, 3.55% *, 8/1/2013 (a)	3,780,000	3,780,000
Series H-6, 3.55% *, 3/1/2034, Fleet National Bank (b)	600,000	600,000
Series F, 7.0%, 2/1/2006	1,870,000	1,876,470
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A, 3.52% *, 1/1/2031 (a)	290,000	290,000
Series B-13, 144A, 3.53% *, 11/15/2021 (a)	2,075,000	2,075,000
Series R-2013, 3.55% *, 11/15/2021 (a)	300,000	300,000
Series B-2, 144A, 3.55% *, 1/1/2032	300,000	300,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.59% *, 11/1/2025, HSBC Bank PLC (b)	3,700,000	3,700,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.58% *, 3/1/2025, Wilber National Bank (b)	1,435,000	1,435,000
Rensselaer County, NY, Industrial Development Agency, Civic Facility Revenue, Hawthorne Ridge Project, 3.48% *, 10/30/2035, Citizens Bank NA (b)	2,250,000	2,250,000
Sachem, NY, Holbrook Central School District, Tax Anticipation Notes, 3.75%, 6/22/2006	3,000,000	3,014,732
Schenectady County, NY, Industrial Development Agency, Civic Facility Revenue, Sunnyview, Series B, 3.54% *, 8/1/2033, KeyBank NA (b)	2,300,000	2,300,000
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.59% *, 2/1/2021, KeyBank NA (b)	200,000	200,000
The accompanying notes are an integral part of the financial statements.
Investment Funds    13

	Principal
NY Tax Free Money Fund Investment	Amount ($)	Value ($)

Seneca County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Seneca Meadows, Inc. Project, 3.56% *, 10/1/2035, Bank of America NA (b)	3,250,000	3,250,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.54% *, 9/1/2015, KeyBank NA (b)	1,575,000	1,575,000
Yonkers, NY, Industrial Development Agency, Civic Facility Revenue, 3.65% *, 7/1/2021, Bank of New York (b)	1,000,000	1,000,000

		83,899,115
Puerto Rico 5.4%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.51% *, 10/1/2008	2,815,000	2,815,000
Commonwealth of Puerto Rico, General Obligation, Series 813-D, 144A, 3.53% *, 7/1/2020 (a)	2,070,000	2,070,000

		4,885,000

	% of
	Net Assets	Value ($)

Total Investment Portfolio (Cost $88,784,115) †	98.5	88,784,115
Other Assets and Liabilities, Net	1.5	1,353,132

Net Assets	100.0	90,137,247

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

†	The cost for federal income tax purposes was $88,784,115.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio

Ambac Financial Group	7.7

Financial Guaranty Insurance Company	4.4

Financial Security Assurance, Inc.	8.3

MBIA Corp.	9.1

(b)	Security incorporates a letter of credit from a major bank.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The accompanying notes are an integral part of the financial statements.
14   Investment Funds

Investment Portfolios	as of December 31, 2005

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Municipal Bonds and Notes 101.2%
California 9.1%
California, Community College Financing Authority, Series A, 4.0%, 6/30/2006 (a)	1,000,000	1,006,632
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series R-411CE, 144A, 3.57% *, 6/1/2045	4,000,000	4,000,000
California, Municipal Finance Authority, Pollution Control Revenue, Chevron USA, Inc. Project, 3.7% *, 6/1/2025	1,000,000	1,000,000
California, School Cash Reserve Program Authority, Series A, 4.0%, 7/6/2006	1,500,000	1,510,426
California, State Department of Water Resources, Power Supply Revenue, Series C-9, 3.45% *, 5/1/2022, Citibank NA (b)	5,315,000	5,315,000
California, State General Obligation, Series B-6, 3.15% *, 5/1/2040, KBC Bank NV (b)	1,000,000	1,000,000
Los Angeles County, CA, Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/30/2006	2,000,000	2,014,034

		15,846,092
Colorado 4.1%
ABN AMRO, Munitops Certificates Trust, Series 2005-30, 144A, 3.55% *, 6/1/2013 (a)	3,000,000	3,000,000
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.56% *, 12/1/2024 (a)	1,990,000	1,990,000
Denver, CO, City & County Economic Development Revenue, Western Stock Show Project, 3.6% *, 7/1/2029, Bank One Colorado NA (b)	2,155,000	2,155,000

		7,145,000
District of Columbia 1.0%
District of Columbia, General Obligation, Core City, 3.6% *, 3/1/2028, Bank of America NA (b)	1,650,000	1,650,000

Florida 0.7%
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 3.55% *, 8/1/2022, SunTrust Bank (b)	1,200,000	1,200,000

Georgia 3.3%
Athens-Clarke County, GA, University Government Development Authority Revenue, University of Georgia Athletic Association, Series B, 3.74% *, 7/1/2035, Bank of America NA (b)	1,950,000	1,950,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., 3.75% *, 1/1/2021 (a)	700,000	700,000
Cobb County, GA, Housing Authority, Multi-Family Housing Revenue, Post Mill Project, 3.54% *, 6/1/2025	1,500,000	1,500,000
Roswell, GA, Housing Authority, Multi-Family Revenue, Post Canyon Project, 3.54% *, 6/1/2025	1,600,000	1,600,000

		5,750,000
The accompanying notes are an integral part of the financial statements.
Investment Funds    15

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Illinois 12.2%
Chicago, IL, General Obligation, Series Z-10, 144A, 3.59% *, 6/29/2029 (a)	3,100,000	3,100,000
Du Page County, IL, Benedictine University Building Project, 3.5% *, 7/1/2024, LaSalle Bank NA (b)	7,400,000	7,400,000
Illinois, Development Finance Authority Revenue, Goodman Theatre Project, 3.58% *, 12/1/2033, Bank One NA (b)	675,000	675,000
Illinois, Educational Facilities Authority Revenue:
3.0%, 4/4/2006	3,000,000	3,000,000
3.2%, 5/3/2006	1,000,000	1,000,000
Illinois, Finance Authority Revenue, Series PA-1286, 144A, 3.55% *, 11/15/2023 (a)	3,500,000	3,500,000
Will & Kendall Counties, IL, Community School District No. 202, Series R-4031, 144A, 3.56% *, 1/1/2023 (a)	2,575,000	2,575,000

		21,250,000
Indiana 3.4%
ABN AMRO, Munitops Certificates Trust, Series 2003-32, 144A, 3.56% *, 1/15/2012 (a)	3,000,000	3,000,000
Indiana, Transportation Finance Authority Highway Revenue:
Series B-21, 144A, 3.54% *, 12/1/2022 (a)	2,085,000	2,085,000
Series 853, 144A, 3.55% *, 6/1/2017 (a)	900,000	900,000

		5,985,000
Iowa 1.2%
Iowa, Finance Authority Hospital Facility Revenue, Iowa Health Systems, Series B, 3.55% *, 7/1/2015 (a)	2,100,000	2,100,000

Kentucky 3.8%
Boone County, KY, Pollution Control Revenue, Cincinnati Gas & Electric Co., Series A, 3.1% *, 8/1/2013, Calyon Bank (b)	1,800,000	1,800,000
Pendleton County, KY, 3.16%, 1/9/2006	2,000,000	2,000,000
Somerset, KY, Blakley Family YMCA, Inc., Project, 3.57% *, 4/1/2015, Fifth Third Bank (b)	2,770,000	2,770,000

		6,570,000

Maryland 1.5%
Gaithersburg, MD, Economic Development Revenue, Asbury Methodist Village, 3.56% *, 1/1/2034, KBC Bank NV (b)	2,545,000	2,545,000

Michigan 5.0%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.54% *, 1/1/2011 (a)	1,465,000	1,465,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.54% *, 5/1/2011 (a)	1,530,000	1,530,000
Michigan, Higher Education Facilities Authority Revenue, Spring Arbor, 3.57% *, 11/1/2030, Comerica Bank (b)	3,000,000	3,000,000
The accompanying notes are an integral part of the financial statements.
16   Investment Funds

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Michigan, Municipal Securities Trust Certificates, Series 9054-A, 144A, 3.58% *, 4/20/2011	1,900,000	1,900,000
Michigan, University of Michigan, Hospital Revenue, Series A-2, 3.75% *, 12/1/2024	200,000	200,000
Oakland University, MI, Michigan Revenue Bond, 3.55% *, 3/1/2031 (a)	625,000	625,000

		8,720,000
Nevada 2.9%
Clark County, NV, Flood Control Revenue, 3.08%, 1/6/2006	5,000,000	5,000,000

New Jersey 2.6%
New Jersey, State Tax & Revenue Anticipation Notes, Series A, 4.0%, 6/23/2006	3,500,000	3,519,604
Salem County, NJ, Industrial Pollution Control, Financing Authority Revenue, E.I. Du Pont de Nemours and Co., 3.15% *, 3/1/2012	1,000,000	1,000,000

		4,519,604
New York 2.5%
New York, Metropolitan Transportation Authority Revenue, Series G-1, 3.45% *, 11/1/2026 (a)	4,255,000	4,255,000

North Carolina 3.2%
North Carolina, Capital Educational Facilities, Finance Agency Revenue, Forsyth Country Day School, 3.55% *, 12/1/2031, Branch Banking & Trust (b)	2,000,000	2,000,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, 1st Mortgage, United Methodist:
Series B, 3.55% *, 10/1/2008, Branch Banking & Trust (b)	2,500,000	2,500,000
Series B, 3.55% *, 10/1/2035, Branch Banking & Trust (b)	1,000,000	1,000,000

		5,500,000
Ohio 4.1%
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.57% *, 2/1/2035, National City Bank (b)	5,000,000	5,000,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program:
Series A, 3.61% *, 9/1/2020, Fifth Third Bank (b)	605,000	605,000
Series C, 3.61% *, 9/1/2025, Fifth Third Bank (b)	1,325,000	1,325,000
Salem, OH, Hospital Revenue, Salem Community, 3.58% *, 9/1/2035, JPMorgan Chase Bank (b)	200,000	200,000

		7,130,000
Oklahoma 1.7%
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.54% *, 7/1/2032 (a)	3,000,000	3,000,000
The accompanying notes are an integral part of the financial statements.
Investment Funds    17

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

Pennsylvania 5.0%
Allegheny County, PA, Hospital Development Authority Revenue, UPMC Senior Living Corp., 3.51% *, 7/15/2028	2,075,000	2,075,000
Lehigh County, PA, Industrial Development Authority, Pollution Control Revenue, 3.1% *, 6/1/2014, Rabobank Nederland (b)	180,000	180,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, Drexel University, Series B, 3.51% *, 5/1/2033, Allied Irish Bank PLC (b)	50,000	50,000
Pennsylvania, State Higher Educational Facilities Authority Revenue, University Properties, Student Housing, Series A, 3.53% *, 8/1/2035, Citizens Bank of PA (b)	4,565,000	4,565,000
Pennsylvania, State Higher Educational Facilities Authority, Hospital Revenue, Series MT-042, 144A, 3.57% *, 1/1/2024	300,000	300,000
Pennsylvania, State School District Revenue Lease, Public School Building Authority, Series A42, 144A, 2.85% *, 6/1/2028 (a)	600,000	600,000
Philadelphia, PA, Redevelopment Authority Revenue, Series R-392, 144A, 3.55% *, 4/15/2028 (a)	1,000,000	1,000,000

		8,770,000
Puerto Rico 0.3%
ABN AMRO, Munitops Certificates Trust, Series 2000-17, 144A, 3.51% *, 10/1/2008	520,000	520,000

South Carolina 2.2%
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Sisters of Charity Hospitals, 3.56% *, 11/1/2032, Wachovia Bank NA (b)	3,890,000	3,890,000

Tennessee 2.2%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Catholic Health, Series C, 3.4% *, 5/1/2039	3,100,000	3,100,000
Clarksville, TN, Public Building Authority Revenue, Pooled Financing Program, 3.75% *, 1/1/2033, Bank of America NA (b)	700,000	700,000

		3,800,000
Texas 26.3%
Arlington, TX, General Obligation, Series 760, 144A, 3.55% *, 2/15/2013 (a)	2,995,000	2,995,000
Corpus Christi, TX, Utility System Revenue, Series PT-1816, 144A, 3.56% *, 7/15/2010 (a)	2,300,000	2,300,000
Cypress-FairBanks, TX, Independent School District, Series PT-2512, 144A, 3.55% *, 2/15/2022	5,445,000	5,445,000
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Series 2005-L15-D, 144A, 3.58% *, 2/15/2021	6,000,000	6,000,000
Houston, TX, Series A, 2.86%, 1/12/2006	5,500,000	5,500,000
Houston, TX, Utility Systems Revenue, 3.11%, 1/11/2006	2,000,000	2,000,000
Houston, TX, Water & Sewer Systems Revenue, Star Certificates, Series 2003-14, 144A, 3.55% *, 6/1/2026 (a)	495,000	495,000
The accompanying notes are an integral part of the financial statements.
18   Investment Funds

	Principal
Tax Free Money Fund Investment	Amount ($)	Value ($)

McAllen, TX, Independent School District, Municipal Securities Trust Receipts, Series 61-A, 144A, 3.56% *, 2/15/2030	4,705,000	4,705,000
Northside, TX, Independent School District, School Building, 2.85% *, 6/15/2035	2,000,000	2,000,000
Texas, A & M University Revenue, Series 945, 144A, 3.55% *, 5/15/2013	1,455,000	1,455,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2006	9,100,000	9,187,846
Texas, University of Texas Revenue, 3.08%, 1/17/2006	2,750,000	2,750,000
Travis County, TX, Health Facilities Development Corp., Retirement Facility Revenue, Querencia Barton Creek, Series C, 3.53% *, 11/15/2035, LaSalle Bank NA (b)	800,000	800,000

		45,632,846
Washington 2.9%
Port Tacoma, WA, State General Obligation, Core City, Series R-4036, 144A, 3.56% *, 12/1/2025 (a)	1,840,000	1,840,000
Spokane, WA, Public Facilities District Hotel, Motel & Sales Use Tax, Series R-2041, 144A, 3.56% *, 12/1/2023 (a)	3,140,000	3,140,000

		4,980,000

	% of
	Net Assets	Value ($)

Total Investment Portfolio (Cost $175,758,542) †	101.2	175,758,542
Other Assets and Liabilities, Net	(1.2)	(2,035,306)

Net Assets	100.0	173,723,236

*	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2005.

†	The cost for federal income tax purposes was $175,758,542.

(a)	Bond is insured by one of these companies:

As a % of Total
Insurance Coverage	Investment Portfolio

Ambac Financial Group	8.8

Financial Guaranty Insurance Company	9.1

Financial Security Assurance, Inc.	6.5

MBIA Corporation	2.6

(b)	Security incorporates a letter of credit from a major bank.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The accompanying notes are an integral part of the financial statements.
Investment Funds    19

Financial Statements

Statements of Assets and Liabilities as of December 31, 2005

	NY Tax Free	Tax Free
	Money Fund	Money Fund
Assets	Investment	Investment

Investments in securities, at amortized cost	$88,784,115	$175,758,542

Cash	130,509	183,326

Receivable for Investments sold	915,483	1,065,624

Interest receivable	555,309	1,015,940

Other assets	12,610	11,919

Total assets	90,398,026	178,035,351

Liabilities

Payable for investments purchased	—	3,940,769

Dividends payable	153,169	221,307

Administration and service fee payable	48,514	93,196

Accrued management fee	—	5,174

Other accrued expenses and payables	59,096	51,669

Total liabilities	260,779	4,312,115

Net assets, at value	$90,137,247	$173,723,236

Net Assets

Net assets consist of:
Undistributed net investment income	25,578	2,578

Accumulated net realized gain (loss)	(322)	(2,157)

Paid-in capital	90,111,991	173,722,815

Net assets, at value	$90,137,247	$173,723,236

Net Asset Value

Net assets applicable to shares outstanding	$90,137,247	$173,723,236

Shares outstanding, ($.001 par value per share, unlimited number of shares authorized)	90,134,456	173,721,896

Net Asset Value, offering and redemption price per share (net assets divided by shares outstanding)	$1.00	$1.00

The accompanying notes are an integral part of the financial statements.
20   Investment Funds

Statements of Operations for the year ended December 31, 2005

	NY Tax Free	Tax Free
	Money	Money
	Fund	Fund
Investment Income	Investment	Investment

Income:
Interest	$2,432,160	$4,326,618

Expenses:
Administration and service fees	604,377	1,045,500

Advisory fee	151,094	261,375

Auditing	41,678	41,294

Legal	25,284	26,900

Trustees’ fees and expenses	9,915	8,305

Reports to shareholders	13,615	14,566

Registration fees	24,303	25,723

Other	10,227	10,151

Total expenses, before expense reductions	880,493	1,433,814

Expense reductions	(129,029)	(132,000)

Total expenses, after expense reductions	751,464	1,301,814

Net investment income	1,680,696	3,024,804

Net realized gain (loss) on investment transactions	289	(2,157)

Net increase (decrease) in net assets resulting from operations	$1,680,985	$3,022,647

The accompanying notes are an integral part of the financial statements.
Investment Funds    21

Statement of Changes in Net Assets — NY Tax Free Money Fund Investment

	Years Ended December 31,
Increase (Decrease) in Net Assets	2005	2004

Operations:
Net investment income	$1,680,696	$436,636

Net realized gain (loss) on investment transactions	289	9,183

Net increase (decrease) in net assets resulting from operations	1,680,985	445,819

Distributions to shareholders from:
Net investment income	(1,680,695)	(436,714)

Fund share transactions:
Proceeds from shares sold	255,899,620	477,073,897

Reinvestment of distributions	445,761	137,967

Cost of shares redeemed	(276,418,725)	(455,652,178)

Net increase (decrease) in net assets from Fund share transactions	(20,073,344)	21,559,686

Increase (decrease) in net assets	(20,073,054)	21,568,791

Net assets at beginning of period	110,210,301	88,641,510

Net assets at end of period (including undistributed net investment income of $25,578 and $25,577, respectively)	$90,137,247	$110,210,301

Other Information

Shares outstanding at beginning of period	110,207,798	88,648,139

Shares sold	255,899,620	477,073,897

Shares issued to shareholders in reinvestment of distributions	445,761	137,967

Shares redeemed	(276,418,723)	(455,652,205)

Net increase (decrease) in Fund shares	(20,073,342)	21,559,659

Shares outstanding at end of period	90,134,456	110,207,798

The accompanying notes are an integral part of the financial statements.
22   Investment Funds

Statement of Changes in Net Assets — Tax Free Money Fund Investment

	Years Ended December 31,
Increase (Decrease) in Net Assets	2005	2004

Operations:
Net investment income	$3,024,804	$690,126

Net realized gain (loss) on investment transactions	(2,157)	24,554

Net increase (decrease) in net assets resulting from operations	3,022,647	714,680

Distributions to shareholders from:
Net investment income	(3,024,804)	(690,126)

Fund share transactions:
Proceeds from shares sold	733,051,760	741,308,274

Reinvestment of distributions	926,841	165,273

Cost of shares redeemed	(695,075,364)	(774,896,049)

Net increase (decrease) in net assets from Fund share transactions	38,903,237	(33,422,502)

Increase (decrease) in net assets	38,901,080	(33,397,948)

Net assets at beginning of period	134,822,156	168,220,104

Net assets at end of period (including undistributed net investment income of $2,578 and $0, respectively)	$173,723,236	$134,822,156

Other Information

Shares outstanding at beginning of period	134,819,039	168,241,303

Shares sold	733,051,760	741,308,274

Shares issued to shareholders in reinvestment of distributions	926,841	165,273

Shares redeemed	(695,075,744)	(774,895,811)

Net increase (decrease) in Fund shares	38,902,857	(33,422,264)

Shares outstanding at end of period	173,721,896	134,819,039

The accompanying notes are an integral part of the financial statements.
Investment Funds    23

Financial Highlights

NY Tax Free Money Fund Investment

Years Ended December 31,	2005	2004	2003	2002	2001[a]

Selected Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.017	.005	.003	.006	.02

Net realized and unrealized gain (loss) on investment transactions[b]	—	—	—	—	—

Total from investment operations	.017	.005	.003	.006	.02

Less distributions from:
Net investment income	(.017)	(.005)	(.003)	(.006)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[c]	1.70	.47	.32	.65	1.89

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	90	110	89	113	110

Ratio of expenses before expense reductions (%)	.87	.88	.83	.82	.80[d]

Ratio of expenses after expense reductions (%)	.75	.75	.75	.75	.75[d]

Ratio of net investment income (%)	1.67	.49	.33	.65	1.86

[a]	The Financial Highlights prior to April 27, 2001 include the Fund’s information as a feeder fund to the NY Tax Free Money Portfolio for the respective periods.

[b]	Amount is less than $.0005 per share.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Includes expenses of the NY Tax Free Money Portfolio.
24   Investment Funds

Financial Highlights

Tax Free Money Fund Investment

Years Ended December 31,	2005	2004	2003	2002	2001[a]

Selected Per Share Data

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	.017	.005	.003	.007	.02

Net realized and unrealized gain (loss) on investment transactions[b]	—	—	—	—	—

Total from investment operations	.017	.005	.003	.007	.02

Less distributions from:
Net investment income	(.017)	(.005)	(.003)	(.007)	(.02)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)[c]	1.72	.49	.33	.72	2.08

Ratios to Average Net Assets and Supplemental Data

Net assets, end of period ($ millions)	174	135	168	166	164

Ratio of expenses before expense reductions (%)	.82	.84	.80	.80	.79	[d]

Ratio of expenses after expense reductions (%)	.75	.75	.75	.75	.75	[d]

Ratio of net investment income (loss) (%)	1.73	.46	.32	.72	2.11

[a]	The Financial Highlights prior to April 27, 2001 include the Fund’s information as a feeder fund to the Tax Free Money Portfolio for the respective periods.

[b]	Amount is less than $.005 per share.

[c]	Total return would have been lower had certain expenses not been reduced.

[d]	Includes expenses of the Tax Free Money Portfolio.
Investment Funds    25

Notes to Financial Statements

Note 1—Organization and Significant Accounting Policies
A. Organization
DWS Advisor Funds (formerly Scudder Advisor Funds) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company organized as a Massachusetts business trust. NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (each a “Fund,” and collectively, the “Funds”) are two of the funds the Trust offers to investors.
Each Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Funds in the preparation of their financial statements.
B. Security Valuation
Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.
C. Federal Income Taxes
Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Funds paid no federal income taxes and no federal income tax provisions were required.
At December 31, 2005, the Funds had a net tax basis capital loss carryforward as follows, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2013, whichever occurs first.

	Capital Loss
	Carryforward	Expiration Date

New York Tax Free Money Fund Investment	300	12/31/2013

Tax Free Money Fund Investment	2,160	12/31/2013

26   Investment Funds
D. Distributions of Income
The net investment income of each Fund is declared as a daily dividend and is distributed to shareholders monthly.
Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Funds.
At December 31, 2005, the Funds’ components of distributable earnings (accumulated losses) on a tax-basis are as follows:

	NY Tax Free	Tax Free
	Money Fund	Money Fund
	Investment	Investment

Undistributed tax-exempt income	$25,578	$2,578

In addition, the tax character of distributions paid to shareholders by the Funds is summarized as follows:

	For the Years Ended December 31,

	2005	2004

NY Tax Free Money Fund Investment
Distributions from tax-exempt income	$1,680,695	$436,714

Tax Free Money Fund Investment
Distributions from tax-exempt income	$3,024,804	$690,126

For tax purposes short-term capital gains distributions are considered ordinary income distributions.
E. Contingencies
In the normal course of business, the Funds may enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet been made. However, based on experience, the Funds expect the risk of loss to be remote.
F. Other
Investment transactions are accounted for on a trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes. Expenses directly attributed
Investment Funds    27
to a fund are charged to that fund, while expenses which are attributed to the Trust are allocated among the funds in the Trust on the basis of relative net assets.
Note 2—Fees and Transactions with Affiliates
Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”) is the Advisor for each Fund and Investment Company Capital Corp. (“ICCC” or the “Administrator”) is the Administrator for each Fund, both an indirect, wholly owned subsidiary of Deutsche Bank AG. Under the Advisory Agreement, each Fund pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%.
For the year ended December 31, 2005 and through April 30, 2006, the Advisor and Administrator contractually agreed to waive their fees and/or reimburse expenses of each Fund, to the extent necessary, to limit expenses to 0.75% of the average daily net assets of each Fund. Accordingly, for the year ended December 31, 2005 each Fund did not impose a portion of its Advisory fee as follows:

	Advisory	Amount	Annual
	Fee	Waived	Effective Rate

NY Tax Free Money Fund Investment	$151,094	$125,020	.03%

Tax Free Money Fund Investment	$261,375	$126,975	.08%

ICCC serves as Administrator and receives a fee based on each Fund’s average daily net assets which is calculated daily and paid monthly at the annual rate of 0.60%.
Typesetting and Filing Service Fees. Under an agreement with Deutsche Investment Management Americas Inc. (“DeIM”), an indirect, wholly owned subsidiary of Deutsche Bank AG, DeIM is compensated for providing typesetting and regulatory filing services to the Funds. For the year ended December 31, 2005, the amount charged to each Fund by DeIM included in the reports to shareholders are as follows:

		Unpaid at
	Total	December 31,
	Aggregated	2005

NY Tax Free Money Fund Investment	$5,760	$1,740

Tax Free Money Fund Investment	$5,760	$1,740

Trustees’ Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each
28   Investment Funds
Fund in the Fund Complex for which he or she serves. In addition, the Lead Trustee of the Board and the Chairman of each committee of the Board receives additional compensation for his/her services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.
Note 3—Expense Reductions
For the year ended December 31, 2005, the Advisor agreed to reimburse NY Tax Free Money Fund Investment $4,009 and Tax Free Money Fund Investment $5,025, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.
Note 4—Concentration of Ownership
From time to time each Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on each Fund.
For the year ended December 31, 2005, there was one shareholder who held approximately 24% of the outstanding shares of Tax Free Money Fund Investment.
Note 5—Line of Credit Agreement
The Funds and several other affiliated funds (the “Participants”) share in a $1.1 billion revolving credit facility administered by J.P. Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Fund may borrow up to a maximum of 5 percent of its net assets under this agreement.
Note 6—Regulatory Matters and Litigation
Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds’ advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits,
Investment Funds    29
which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds’ investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/ Directors, officers, and other parties. Each DWS fund’s investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.
With respect to the lawsuits, based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.
With respect to the regulatory matters, Deutsche Asset Management (“DeAM”) has advised the funds as follows:

DeAM expects to reach final agreements with regulators early in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission, the New York Attorney General and the Illinois Secretary of State providing for payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds’ investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and they have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to
30   Investment Funds

certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to take adequate measures to prevent market timing in the DWS funds, primarily during the 1999–2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together in April 2002 as a result of the various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.
There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/ Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory settlements, which will also disclose the terms of any final settlement agreements once they are announced.
Other Regulatory Matters. DeAM is also engaged in settlement discussions with the Enforcement Staffs of the SEC and the NASD regarding DeAM’s practices during 2001–2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In addition, on January 13, 2006, DWS Scudder Distributors, Inc. received a Wells notice from the Enforcement Staff of the NASD regarding DWS Scudder Distributors’ payment of non-cash compensation to associated persons of NASD member firms, as well as DWS Scudder Distributors’ procedures regarding non-cash compensation regarding entertainment provided to such associated persons. Additional information announced by DeAM regarding the terms of the expected settlements will be made available at www.dws-scudder.com/regulatory settlements,
Investment Funds    31
which will also disclose the terms of any final settlement agreements once they are announced.
Note 7—Payment Made by Affiliates
During the year ended December 31, 2005, the Advisor fully reimbursed Tax Free Money Fund Investment $380 for losses incurred on a trade executed incorrectly.
Note 8—Subsequent Event
Effective February 6, 2006, Scudder Investments changed its name to DWS Scudder and the Scudder funds were renamed DWS funds. The DWS Scudder name represents the alignment of Scudder with all of Deutsche Bank’s mutual fund operations around the globe. On February 6, 2006, the funds became part of the DWS fund family under the letter “D” in the mutual fund listing section of the newspaper. In addition, the Web site for all Scudder funds changed to www.dws-scudder.com.
32   Investment Funds

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Advisor Funds (formerly Scudder Advisor Funds) and Shareholders of NY Tax Free Money Fund Investment and Tax Free Money Fund Investment:
In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of NY Tax Free Money Fund Investment and Tax Free Money Fund Investment (the “Funds”) at December 31, 2005, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Boston, Massachusetts
February 24, 2006
Investment Funds    33

Tax Information	(unaudited)

Of the dividends paid from net investment income for the NY Tax Free Money Fund Investment and Tax Free Money Fund Investment for the taxable year ended December 31, 2005, 100% are designated as exempt interest dividends for federal income tax purposes.
Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-800-621-1048.
34   Investment Funds

Investment Management Agreement Approval

NY Tax Free Money Fund
The Board of Trustees of NY Tax Free Money Fund Investment (the “Fund”), a series of DWS Advisor Funds (the “Trust”), approved the continuation of the current investment management agreement with Deutsche Asset Management, Inc. (the “Advisor”) in September 2005. In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

■	At the present time, all but one of the Fund’s Trustees are independent of the Advisor and its affiliates.

■	The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

■	The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.
The Advisor and its predecessors have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, the Advisor is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business with extensive investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.
Shareholders may focus only on fund performance and fees, but the Fund’s Trustees consider these and many other factors, including the quality and integrity of the Advisor’s personnel and back-office operations, fund valuations, and compliance policies and procedures. The Trustees noted that the Advisor has also implemented new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called “soft dollars”, even when not obligated to do so by law or regulation.
In determining to approve the continuation of the Fund’s current investment management agreement, the Trustees considered factors that it believes relevant to the interests of shareholders, including:

■	The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to the Advisor by similar funds and institutional
Investment Funds    35

accounts advised by the Advisor. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rate paid by the Fund was lower than the median (1st quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by the Advisor, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. The Board concluded that the fee schedule in effect for the Fund represented reasonable compensation in light of the nature, extent and quality of the services being provided to the Fund, the performance of the Fund and fees paid by similar funds.

■	The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund’s investment management fee schedule does not include fee breakpoints but that its total assets are less than $150 million. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between shareholders and the Advisor of such economies of scale as may exist in the management of the Fund at current asset levels.

■	The total operating expense of the Fund relative to the Fund’s peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund for the year ending December 31, 2004 were higher than the median (4th quartile) of the applicable Lipper universe. The Board also considered the expense limitations agreed to by the Advisor that serve to ensure that the Fund’s total operating expenses would be competitive relative to the applicable Lipper universe.

■	The investment performance of the Fund and the Advisor relative to industry peer groups. The Board noted that for the one-, three- and five-year periods ended June 30, 2005, the Fund’s performance was in the 4th quartile of the applicable iMoneyNet universe. The Board also observed that the Fund underperformed its benchmark in the one-, three-and five-year periods. The Board recognized that the Advisor has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

■	The nature, extent and quality of the advisory services provided by the Advisor. The Board considered extensive information regarding the
36   Investment Funds

Advisor, including the Advisor’s personnel, particularly those personnel with responsibilities for providing services to the Fund, resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by the Advisor have benefited, and should continue to benefit, the Fund and its shareholders.

■	The costs of the services to, and profits realized by, the Advisor and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by the Advisor during 2004 from providing investment management services to the Fund and, separately, to the entire DWS fund complex, and reviewed with the Advisor the cost allocation methodology used to determine its profitability. In analyzing the Advisor’s costs and profits, the Board also reviewed the fees paid to, and services provided to the Fund by the Advisor and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review the Advisor’s cost allocation methodology and calculations. The Board concluded that the Fund’s investment management fee schedule represented reasonable compensation in light of the costs incurred by the Advisor and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, the Advisor’s overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided by the Advisor and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

■	The practices of the Advisor regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund, including the Advisor’s soft dollar practices. In this regard, the Board observed that the Advisor had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to
Investment Funds    37

monitor the Fund’s trading activities to ensure that the principle of “best price and execution” remains paramount in the portfolio trading process.

■	The Advisor’s commitment to, and record of, compliance including its written compliance policies and procedures. In this regard, the Board considered the Advisor’s commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by the Advisor to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the Advisor’s chief compliance officer, who reports to the Board, (ii) the large number of compliance personnel who report to the Advisor’s chief compliance officer, and (iii) the substantial commitment of resources by the Advisor to compliance matters.

■	Deutsche Bank’s commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders as long as they remained in existence and while various organizational initiatives are being implemented. The Board also considered Deutsche Bank’s strategic plans for investing in the growth of its US mutual fund business and the potential benefits to the Fund’s shareholders.
Based on all of the foregoing, the Board determined to continue the Fund’s current investment management agreement, and concluded that the continuation of the agreement was in the best interests of shareholders. In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.
38   Investment Funds
Tax Free Money Fund
The Board of Trustees of Tax Free Money Fund Investment (the “Fund”), a series of DWS Advisor Funds (the “Trust”), approved the continuation of the current investment management agreement with Deutsche Asset Management, Inc. (the “Advisor”) in September 2005. In terms of the process the Trustees followed prior to approving the contract, shareholders should know that:

■	At the present time, all but one of the Fund’s Trustees are independent of the Advisor and its affiliates.

■	The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters.

■	The Trustees regularly meet privately with their independent counsel (and, as needed, other advisors) to discuss contract review and other matters.
The Advisor and its predecessors have managed the Fund since inception, and the Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, the Advisor is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business with extensive investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.
Shareholders may focus only on fund performance and fees, but the Fund’s Trustees consider these and many other factors, including the quality and integrity of the Advisor’s personnel and back-office operations, fund valuations, and compliance policies and procedures. The Trustees noted that the Advisor has also implemented new, forward-looking policies and procedures in many important areas, such as those involving brokerage commissions and so-called “soft dollars”, even when not obligated to do so by law or regulation.
In determining to approve the continuation of the Fund’s current investment management agreement, the Trustees considered factors that it believes relevant to the interests of shareholders, including:

■	The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds
Investment Funds    39

and (ii) fee rates paid to the Advisor by similar funds and institutional accounts advised by the Advisor. With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rate paid by the Fund was lower than the median (1st quartile) of the applicable Lipper universe as of December 31, 2004. The Board gave only limited consideration to fees paid by similar institutional accounts advised by the Advisor, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. The Board concluded that the fee schedule in effect for the Fund represented reasonable compensation in light of the nature, extent and quality of the services being provided to the Fund, the performance of the Fund and fees paid by similar funds.

■	The extent to which economies of scale would be realized as the Fund grows. In this regard, the Board noted that the Fund’s investment management fee schedule does not include fee breakpoints but that its total assets are less than $200 million. The Board concluded that the Fund’s fee schedule is appropriate given current asset levels.

■	The total operating expense of the Fund relative to the Fund’s peer group as determined by Lipper. In this regard, the Board noted that the total expenses of the Fund for the year ending December 31, 2004 were higher than the median (3rd quartile) of the applicable Lipper universe. The Board also considered the expense limitations agreed to by the Advisor that serve to ensure that the Fund’s total operating expenses would be competitive relative to the applicable Lipper universe.

■	The investment performance of the Fund and the Advisor relative to industry peer groups. The Board noted that for the one-year period ended June 30, 2005, the Fund’s performance was in the 3rd quartile, and for the three- and five-year periods was in the 4th quartile, of the applicable iMoneyNet universe. The Board also observed that the Fund underperformed its benchmark in the one-, three-and five-year periods. The Board recognized that the Advisor has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

■	The nature, extent and quality of the advisory services provided by the Advisor. The Board considered extensive information regarding the
40   Investment Funds

Advisor, including the Advisor’s personnel, particularly those personnel with responsibilities for providing services to the Fund, resources, policies and investment processes. The Board also considered the terms of the current investment management agreement, including the scope of services provided under the agreement. In this regard, the Board concluded that the quality and range of services provided by the Advisor have benefited, and should continue to benefit, the Fund and its shareholders.

■	The costs of the services to, and profits realized by, the Advisor and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by the Advisor during 2004 from providing investment management services to the Fund and, separately, to the entire DWS fund complex, and reviewed with the Advisor the cost allocation methodology used to determine its profitability. In analyzing the Advisor’s costs and profits, the Board also reviewed the fees paid to, and services provided by, the Advisor and its affiliates with respect to administrative services, fund accounting, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans). As part of this review, the Board considered information provided by an independent accounting firm engaged to review the Advisor’s cost allocation methodology and calculations. The Board concluded that the Fund’s investment management fee schedule represented reasonable compensation in light of the costs incurred by the Advisor and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited, the Advisor’s overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided by the Advisor and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

■	The practices of the Advisor regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund, including the Advisor’s soft dollar practices. In this regard, the Board observed that the Advisor had voluntarily terminated the practice of allocating brokerage commissions to acquire research services from third-party service providers. The Board indicated that it would continue to
Investment Funds    41

monitor the Fund’s trading activities to ensure that the principle of “best price and execution” remains paramount in the portfolio trading process.

■	The Advisor’s commitment to, and record of, compliance including its written compliance policies and procedures. In this regard, the Board considered the Advisor’s commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by the Advisor to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of the Advisor’s chief compliance officer, who reports to the Board, (ii) the large number of compliance personnel who report to the Advisor’s chief compliance officer, and (iii) the substantial commitment of resources by the Advisor to compliance matters.

■	Deutsche Bank’s commitment to restructuring and growing its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high quality services to the Fund and its shareholders as long as they remained in existence and while various organizational initiatives are being implemented. The Board also considered Deutsche Bank’s strategic plans for investing in the growth of its US mutual fund business and the potential benefits to the Fund’s shareholders.
Based on all of the foregoing, the Board determined to continue the Fund’s current investment management agreement, and concluded that the continuation of the agreement was in the best interests of shareholders. In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the current agreement.
42   Investment Funds

Trustees and Officers

Independent Trustees

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

Richard R. Burt 2/3/47 Trustee since 2002	Chairman, Diligence Inc. (international information collection and risk-management firm (since September 2002); Chairman, IEP Advisors, Inc. (July 1998–present); Member of the Board, Hollinger International, Inc.[3] (publishing) (September 1995 to present), HCL Technologies Limited (information technology) (since April 1999), UBS Mutual Funds (formerly known as Brinson and Mitchell Hutchins families of funds) (registered investment companies) (September 1995 to present); and Member, Textron Inc.[3] International Advisory Council (since July 1996); Director, The European Equity Fund, Inc. (since 2000), The New Germany Fund, Inc. (since 2004), The Central Europe and Russia Fund, Inc. (since 2000), DWS Global High Income Fund, Inc. (since 2005), DWS Global Commodities Stock Fund, Inc. (since 2005). Formerly, Partner, McKinsey & Company (consulting) (1991–1994) and US Chief Negotiator in Strategic Arms Reduction Talks (START) with former Soviet Union and US Ambassador to the Federal Republic of Germany (1985–1991); Member of the Board, Homestake Mining[3] (mining and exploration) (1998–February 2001), Archer Daniels Midland Company[3] (agribusiness operations) (October 1996–June 2001) and Anchor Gaming (gaming software and equipment) (March 1999–December 2001); Chairman of the Board, Weirton Steel Corporation[3] (April 1996–2004 ).	54

Martin J. Gruber 7/15/37 Trustee since 1999	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000) and Singapore Fund, Inc. (since January 2000) (registered investment companies), DWS Global High Income Fund, Inc. (since 2005), DWS Global Commodities Stock Fund, Inc. (since 2005). Formerly, Trustee, TIAA (pension funds) (January 1996–January 2000); Trustee, CREF and CREF Mutual Funds (January 2000–March 2005); Chairman, CREF and CREF Mutual Funds, (February 2004–March 2005) and Director, S.G. Cowen Mutual Funds (January 1985–January 2001).	51

Richard J. Herring 2/18/46 Trustee since 1999	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000).	51

Investment Funds    43

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

Graham E. Jones 1/31/33 Trustee since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995); DWS Global High Income Fund, Inc. (since 2005), Scudder Global Commodities Stock Fund, Inc. (since 2005). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998–2005); Trustee, Morgan Stanley Asset Management, various funds (1985–2001); Trustee, Weiss, Peck and Greer, various funds (1985–2005).	51

Rebecca W. Rimel 4/10/51 Trustee since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994–present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–present); Director, DWS Global High Income Fund, Inc. (since 2005), DWS Global Commodities Stock Fund, Inc. (since 2005). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005).	51

Philip Saunders, Jr. 10/11/35 Trustee since 1986	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987–1988); President, John Hancock Home Mortgage Corporation (1984–1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982–1986).	51

William N. Searcy, Jr. 9/3/46 Trustee since 2002	Private investor (since October 2003); Trustee of 18 open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[3] (telecommunications) (November 1989–October 2003).	51

Interested Trustee

Name, Date of		Number of
Birth, Position		Funds in
with the Fund		the Fund
and Length of	Business Experience and Directorships	Complex
Time Served[1,2]	During the Past 5 Years	Overseen

William N. Shiebler[4] 2/6/42 Trustee since 2004	Vice Chairman, Deutsche Asset Management (“DeAM”) and a member of the DeAM Global Executive Committee (since 2002); Vice Chairman of Putnam Investments, Inc. (1999); Director and Senior Managing Director of Putnam Investments, Inc. and President, Chief Executive Officer, and Director of Putnam Mutual Funds Inc. (1990–1999).	120

44   Investment Funds

Officers

Name, Date of Birth,
Position with the Fund and	Business Experience and Directorships
Length of Time Served[1,2]	During the Past 5 Years

Vincent J. Esposito[6] 6/8/56 President since 2005	Managing Director[5], Deutsche Asset Management (since 2003); President and Chief Executive Officer of The Central Europe and Russia Fund, Inc., The European Equity Fund, Inc., The New Germany Fund, Inc. (since 2003) (registered investment companies); Vice Chairman and Director of The Brazil Fund, Inc. (2004–present); formerly, Managing Director, Putnam Investments (1991–2002).

Paul H. Schubert[6] 1/11/63 Chief Financial Officer since 2004 Treasurer since June 2005	Managing Director[5], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998).

John Millette[7] 8/23/62 Secretary since 2003	Director[5], Deutsche Asset Management.

Patricia DeFilippis[6] 6/21/63 Assistant Secretary since 2005	Vice President, Deutsche Asset Management (since June 2005); Counsel, New York Life Investment Management LLC (2003–2005); legal associate, Lord, Abbett & Co. LLC (1998–2003).

Elisa D. Metzger[6] 9/15/62 Assistant Secretary since 2005	Director[5], Deutsche Asset Management (since September 2005); Counsel, Morrison and Foerster LLP (1999–2005).

Caroline Pearson[7] 4/1/62 Assistant Secretary since 2002	Managing Director[5], Deutsche Asset Management.

Scott M. McHugh[7] 9/13/71 Assistant Treasurer since 2005	Director[5], Deutsche Asset Management.

Kathleen Sullivan D’Eramo [7] 1/25/57 Assistant Treasurer since 2003	Director[5], Deutsche Asset Management.

John Robbins[6] 4/8/66 Anti-Money Laundering Compliance Officer since 2005	Managing Director[5], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999–2005).

Investment Funds    45

Name, Date of Birth,
Position with the Fund and	Business Experience and Directorships
Length of Time Served[1,2]	During the Past 5 Years

Philip Gallo[6] 8/2/62 Chief Compliance Officer since 2004	Managing Director[5], Deutsche Asset Management (2003–present). Formerly, Co-Head of Goldman Sachs Asset Management Legal (1994–2003).

A. Thomas Smith[6,8] (1956) Chief Legal Officer since 2005	Managing Director[5], Deutsche Asset Management (2004–present); formerly, General Counsel, Morgan Stanley and Van Kampen and Investments (1999–2004); Vice President and Associate General Counsel, New York Life Insurance Company (1994–1999); senior attorney, The Dreyfus Corporation (1991–1993); senior attorney, Willkie Farr & Gallagher (1989–1991); staff attorney, US Securities & Exchange Commission and the Illinois Securities Department (1986–1989).

[1]	Unless otherwise indicated, the mailing address of each Trustee and officer with respect to fund operations is One South Street, Baltimore, MD 21202.

[2]	Length of time served represents the date that each Trustee or officer first began serving in that position with DWS Advisor Funds of which these funds are each series.

[3]	A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

[4]	Mr. Shiebler is a Trustee who is an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Shiebler is a Managing Director of Deutsche Asset Management, the US asset management unit of Deutsche Bank AG and its affiliates. Mr. Shiebler’s business address is 345 Park Avenue, New York, New York 10154.

[5]	Executive title, not a board directorship.

[6]	Address: 345 Park Avenue, New York, New York 10154.

[7]	Address: Two International Place, Boston, Massachusetts 02110.

[8]	Elected on December 2, 2005.
The funds’ Statement of Additional Information includes additional information about the funds’ Trustees. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-621-1048.
46   Investment Funds

Account Management Resources

Automated Information Lines	Institutional Investor Services (800) 730-1313 Personalized account information, information on other DeAM funds and services via touchtone telephone and the ability to exchange or redeem shares.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.

Written Correspondence	Deutsche Asset Management PO Box 219210 Kansas City, MO 64121-9210

Proxy Voting	A description of the fund’s policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (type ‘proxy voting‘ in the search field) — or on the SEC’s Web site — www.sec.gov. To obtain a written copy of the fund’s policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	NY Tax Free Money Fund Investment	Tax Free Money Fund Investment

Nasdaq Symbol	BNYXX	BTXXX

CUSIP Number	23336Y 698	23336Y 714

Fund Number	844	839

Investment Funds    47
222 South Riverside Plaza
Chicago, IL 60606-5808
NYTXFREEANN
42078 (2/06)
ITEM 2.	CODE OF ETHICS.

As of the end of the period, December 31, 2005, DWS Advisor Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund’s Board of Directors/Trustees has determined that the Fund has at least one “audit committee financial expert” serving on its audit committee: Mr. Graham E. Jones. This audit committee member is “independent,” meaning that he is not an “interested person” of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) and he does not accept any consulting, advisory, or other compensatory fee from the Fund (except in the capacity as a Board or committee member).

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NY TAX FREE MONEY FUND INVESTMENT

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2005	$35,650	$225	$0	$0
2004	$35,100	$185	$3,255	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2005	$268,900	$197,605	$0
2004	$431,907	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with consultation services and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2005	$0	$197,605	$104,635	$302,240
2004	$3,255	$0	$253,272	$256,527

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

TAX FREE MONEY FUND INVESTMENT

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2005	$35,650	$225	$0	$0
2004	$35,100	$185	$3,255	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed and the above "Tax Fees" were billed for professional services rendered for tax compliance and tax return preparation.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2005	$268,900	$197,605	$0
2004	$431,907	$0	$0

The “Audit-Related Fees” were billed for services in connection with the assessment of internal controls, agreed-upon procedures and additional related procedures and the above “Tax Fees” were billed in connection with consultation services and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2005	$0	$197,605	$104,635	$302,240
2004	$3,255	$0	$253,272	$256,527

All other engagement fees were billed for services in connection with risk management, tax services and process improvement/integration initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating and Governance Committee evaluates and nominates Board member candidates. Fund shareholders may also submit nominees that will be considered by the Committee when a Board vacancy occurs. Submissions should be mailed to the attention of the Secretary of the Fund, One South Street, Baltimore, MD 21202.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 2, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 2, 2006

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax Free Money Fund Investment, a series of DWS Advisor Funds

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	March 2, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 2, 2006